SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gains on marketable equity securities, pre tax		$ (559)	$ 5
Payments under operating lease		$ 480
Corporate income tax rate		34.00%
Accumulated Other Comprehensive Loss [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred taxes within AOCI reclassified to retained earnings		$ (127)	0
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred taxes within AOCI reclassified to retained earnings		127	$ 0
Plan [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Corporate income tax rate	21.00%
ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gains on marketable equity securities, pre tax		486
Unrealized gains on marketable equity securities, after tax		311
Initial adjustment on accumulated other comprehensive income to be recorded in retained earning		443
ASU 2016-02 [Member] | Operating Leases Expire in 2019 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments under operating lease		157
ASU 2016-02 [Member] | Operating Leases Expire in 2020 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments under operating lease		126
ASU 2016-02 [Member] | Operating Leases Expire in 2021 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments under operating lease		$ 159